Segment Reporting (Details) - Schedule of revenue by product source - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of revenue by product source [Abstract]
Sales of TCMD products manufactured by the Company	$ 29,559,286	$ 18,374,751	$ 20,895,542
Sales of third-party products	18,422,745	12,329,209	12,333,774
Total revenue	$ 47,982,031	$ 30,703,960	$ 33,229,316